Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Deliquency Status (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 231,097	$ 218,204
Accruing 30-89 Days Past Due	1,346	1,723
90 Days or More Past Due	1,189	1,323
Nonperforming	1,603	2,079
Total loans, excluding covered loans	226,773	212,021
Total loans	235,235	223,329
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	69,587	65,701
Accruing 30-89 Days Past Due	257	341
90 Days or More Past Due	55	58
Nonperforming	134	123
Total loans, excluding covered loans	70,033	66,223
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,459	36,241
Accruing 30-89 Days Past Due	94	158
90 Days or More Past Due	29	8
Nonperforming	303	546
Total loans, excluding covered loans	39,885	36,953
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	49,695	42,728
Accruing 30-89 Days Past Due	358	348
90 Days or More Past Due	333	281
Nonperforming	770	661
Total loans, excluding covered loans	51,156	44,018
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,507	16,525
Accruing 30-89 Days Past Due	226	227
90 Days or More Past Due	210	217
Nonperforming	78	146
Total loans, excluding covered loans	18,021	17,115
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	47,156	47,109
Accruing 30-89 Days Past Due	245	290
90 Days or More Past Due	86	96
Nonperforming	191	217
Total loans, excluding covered loans	47,678	47,712
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	223,404	208,304
Accruing 30-89 Days Past Due	1,180	1,364
90 Days or More Past Due	713	660
Nonperforming	1,476	1,693
Total loans, excluding covered loans	226,773	212,021
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	7,693	9,900
Accruing 30-89 Days Past Due	166	359
90 Days or More Past Due	476	663
Nonperforming	127	386
Total loans	$ 8,462	$ 11,308